Summary of Significant Accounting Policies (Revenue Recognition) (Details)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
PlanSwift Solution [Member]
Deferred Revenue Arrangement [Line Items]
Estimated maintenance term	1 year
Minimum [Member]
Deferred Revenue Arrangement [Line Items]
Estimated project life	5 months	5 months
Estimated contract life	5 months	5 months
Estimated subscription period	6 months	6 months
Minimum [Member] | PlanSwift Solution [Member]
Deferred Revenue Arrangement [Line Items]
Estimated subscription period	1 month
Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Estimated project life	29 months	28 months
Estimated contract life	14 months	11 months
Estimated subscription period	24 months	24 months
Maximum [Member] | PlanSwift Solution [Member]
Deferred Revenue Arrangement [Line Items]
Estimated subscription period	6 months